Summary of Significant Accounting Policies - Reconciliation of Accounts Receivable - Classified (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of accounts receivable - classified
Accounts receivable	$ 151,505	$ 146,641
Allowances on trade accounts receivable	3,153	3,605
Accounts receivable, net	148,352	143,036
Trade Receivables
Reconciliation of accounts receivable - classified
Accounts receivable	142,204	136,359
Other
Reconciliation of accounts receivable - classified
Accounts receivable	$ 9,301	$ 10,282